Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable, Net
5. ACCOUNTS RECEIVABLE, Net
Accounts receivable, net consisted of the following:

	As of December 31,
	2021	2020
Accounts receivables	56,180	$47,132
Other receivables	121	340

	56,301	47,472
Less: allowance for doubtful accounts	(365)	(457)

Accounts receivable, net	55,936	$47,015

The provision for bad debt on accounts receivable was $15 and $159 for the years ended December 31, 2021 and 2020, respectively.
The following table presents changes in the allowance for doubtful accounts:

	Year Ended December 31,
	2021	2020
Beginning balance	$457	$376
Reserve for doubtful accounts	217	216
Write-offs, net of recoveries	(309)	(135)

Ending balance	$365	$457